COMMITMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of Commitments [Abstract]
COMMITMENTS [Text Block]

17. COMMITMENTS

The Company entered into a lease agreement for an office space on November 19, 2025, however had not taken possession as of December 31, 2025, as the premise was not available for use. Accordingly, no right-of-use asset or lease liability was recognized in these consolidated financial statements. The lease will be recognized upon commencement in 2026. As of December 31, 2025, the undiscounted future lease payments relating to this lease were $738,737.